Loans (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013 Company	Dec. 31, 2012 Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, including fees		$ 13,972,000	$ 16,362,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down			166,000
Loans (Textual) [Abstract]
Number of mortgage companies		18	11
Increased in allowance for loan losses		0	166,000
Troubled debt restructurings previously disclosed resulted in charge offs		0
Troubled debt restructurings, subsequently defaulted increased in allowance for loan losses		0	0
Troubled debt restructurings, subsequently defaulted resulted in charge offs		0	0
Carrying amount, net of allowance		0	0
Allowance for loan losses reversed	0	0	0
Carrying amounts of loans		49,000	50,000
Troubled Debt Restructurings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance of loans, modified		2,200,000	842,000
Specific reserves, loan term modified		61,000	0
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan payment default		90 days
Outstanding balance of loans, modified		1,900,000
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance of loans, modified		227,000
Mortgage Warehouse [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage warehouse loans, originated		2,300,000,000	2,800,000,000
Loans, including fees		4,400,000	5,200,000
Mortgage warehouse loan fees		680,000	835,000
Wire transfer fees		$ 239,000	$ 295,000